Non-life and Life and Health Reserves - Guaranteed reserves, asbestos, and environmental claims and narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Net non-life reserves related to asbestos and environmental claims	$ 44	$ 43
Gross non-life reserves related to asbestos and environmental claims	$ 52	$ 50